UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Master Enhanced International Series

Schedule of Investments as of September 30, 2004               (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Africa - 0.3%
 -----------------------------------------------------------------------------------------------------------------------------------
South Africa -            Beverages - 0.3%                      248,703     SABMiller PLC                           $     3,283,043
0.3%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Africa                 3,283,043
------------------------------------------------------------------------------------------------------------------------------------
Latin America - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -          Diversified Financial Services    231,000,000     SMFG Finance (Regulation S)                   4,149,889
0.4%                      - 0.4%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Latin America          4,149,889
 -----------------------------------------------------------------------------------------------------------------------------------
North America - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%            Oil & Gas - 0.0%                          573     Ship Finance International Limited               11,525
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                   11,525
------------------------------------------------------------------------------------------------------------------------------------
United States -           Commercial Banks - 0.0%                 1,760     National Australia Bank Limited                 172,480
0.0%                                                                        (ADR)(a)
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United               172,480
                                                                            States
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in North America            184,005
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 28.7%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%          Beverages - 0.2%                      102,814     Coca-Cola Amatil Limited                        522,802
                                                                279,621     Foster's Brewing Group Limited                  958,031
                                                                 47,369     Lion Nathan Limited                             253,221
                                                                169,679     Southcorp Limited(b)                            414,197
                                                                                                                    ----------------
                                                                                                                          2,148,251
                          ----------------------------------------------------------------------------------------------------------
                          Biotechnology - 0.2%                   80,276     CSL Limited                                   1,651,401
                          ----------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.1%                 19,168     Macquarie Bank Limited                          504,279
                                                                  5,912     Perpetual Trustees Australia Limited            214,589
                                                                                                                    ----------------
                                                                                                                            718,868
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Australia                 Chemicals - 0.0%                        4,742     Orica Limited                           $        59,423
(continued)               ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.3%               221,392     Australia and New Zealand Banking             3,050,148
                                                                            Group Ltd.
                                                                151,702     Commonwealth Bank of Australia                3,317,439
                                                                243,209     National Australia Bank Limited               4,753,025
                                                                203,134     Westpac Banking Corporation Limited           2,608,794
                                                                                                                    ----------------
                                                                                                                         13,729,406
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies        185,267     Brambles Industries Limited                     950,123
                          - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           21,771     Leighton Holdings Limited                       151,075
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.1%         350,445     CSR Limited                                     621,920
                                                                 56,839     Rinker Group Limited                            355,309
                                                                                                                    ----------------
                                                                                                                            977,229
                          ----------------------------------------------------------------------------------------------------------
                          Containers & Packaging - 0.1%         124,235     Amcor Limited                                   646,126
                          ----------------------------------------------------------------------------------------------------------
                          Distributors - 0.0%                    78,061     Pacific Brands Limited                          163,411
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Financial Services         80,849     Suncorp-Metway Limited                          896,015
                          - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         171,381     Telstra Corporation Limited                     577,250
                          Services - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing -            184,542     Coles Myer Limited                            1,249,843
                          0.2%                                  109,050     Woolworths Limited                            1,075,849
                                                                                                                    ----------------
                                                                                                                          2,325,692
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.0%                   85,198     Futuris Corporation Limited                     117,255
                          ----------------------------------------------------------------------------------------------------------
                          Gas Utilities - 0.1%                   91,580     Australian Gas Light Company Limited            885,585
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                 7,457     Cochlear Limited                                128,825
                          Supplies - 0.0%                        23,464     Pacific Dunlop Limited                          150,246
                                                                                                                    ----------------
                                                                                                                            279,071
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Providers &               119,739     Mayne Nickless Limited                          342,595
                          Services - 0.0%                        36,240     Sonic Healthcare Limited                        261,192
                                                                                                                    ----------------
                                                                                                                            603,787
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                  Industry#                          Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Australia                 Hotels, Restaurants & Leisure          42,078     Aristocrat Leisure Limited              $       236,214
(continued)               - 0.1%                                 48,985     TABCORP Holdings Limited                        541,107
                                                                                                                    ----------------
                                                                                                                            777,321
                          ----------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates -             31,853     Wesfarmers Limited                              738,327
                          0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.3%                      188,599     AMP Limited                                     851,091
                                                                349,843     Insurance Austrailia Group Limited            1,317,726
                                                                 96,286     QBE Insurance Group Limited                     913,653
                                                                                                                    ----------------
                                                                                                                          3,082,470
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                          129,629     John Fairfax Holdings Limited                   348,357
                                                                    207     The News Corporation Limited                      1,707
                                                                 21,618     Publishing & Broadcasting Limited               214,528
                                                                                                                    ----------------
                                                                                                                            564,592
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 1.1%                 98,145     Alumina Limited                                 399,533
                                                                732,337     BHP Billiton Limited                          7,617,525
                                                                101,908     Blue Scope Steel Limited                        642,208
                                                                 32,692     Iluka Resources Limited                         115,087
                                                                 44,677     Newcrest Mining Limited                         491,576
                                                                 59,684     OneSteel Limited                                131,426
                                                                 27,819     Rio Tinto Limited                               765,122
                                                                362,786     WMC Resources Limited                         1,408,523
                                                                                                                    ----------------
                                                                                                                         11,571,000
                          ----------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.0%                89,908     Harvey Norman Holdings Limited                  192,118
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.1%                       78,713     Santos Limited                                  419,066
                                                                 29,952     Woodside Petroleum Limited                      423,067
                                                                                                                    ----------------
                                                                                                                            842,133
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.1%        406,545     Paperlinx Limited                             1,569,583
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.2%                      6,675     CFS Gandel Retail Trust(b)                        7,349
                                                                 55,275     Commonwealth Property Office Fund                49,247
                                                                123,143     Deutsche Office Trust                           104,362
                                                                182,046     Gandel Retail Trust                             204,391

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                  Industry#                          Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Australia                 Real Estate (concluded)               332,041     General Property Trust                  $       887,496
(concluded)                                                     216,225     Investa Property Group                          313,245
                                                                 19,827     Lend Lease Corporation Limited                  164,010
                                                                224,399     Macquarie Goodman Industrial Trust              292,578
                                                                  4,009     Stockland(b)                                     16,204
                                                                112,693     Stockland Trust Group                           464,470
                                                                                                                    ----------------
                                                                                                                          2,503,352
                          ----------------------------------------------------------------------------------------------------------
                          Road & Rail - 0.0%                     31,134     Toll Holdings Limited                           260,929
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure         411,991     Macquarie Infrastructure Group                1,116,112
                          - 0.1%                                 20,547     Patrick Corporation Limited                      84,090
                                                                 90,387     Transurban Group                                355,513
                                                                                                                    ----------------
                                                                                                                          1,555,715
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia             50,537,508
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -               Commercial Banks - 0.1%               251,643     BOC Hong Kong (Holdings) Limited                459,847
1.7%                                                             68,954     Hang Seng Bank Limited                          919,617
                                                                                                                    ----------------
                                                                                                                          1,379,464
                          ----------------------------------------------------------------------------------------------------------
                          Distributors - 0.0%                     1,000     Li & Fung Limited                                 1,436
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.2%             168,500     CLP Holdings Limited                            963,715
                                                                135,000     Cheung Kong Infrastructure Holdings             348,837
                                                                            Limited
                                                                 87,000     Hongkong Electric Holdings Limited              386,020
                                                                                                                    ----------------
                                                                                                                          1,698,572
                          ----------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.0%           229,500     Johnson Electric Holdings Limited               225,143
                          ----------------------------------------------------------------------------------------------------------
                          Electronic Equipment &                 56,000     Kingboard Chemical Holdings Limited             114,901
                          Instruments - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Gas Utilities - 0.1%                  257,792     Hong Kong and China Gas Company Ltd.            481,001
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure          77,583     Shangri-La Asia Limited                          83,572
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.0%             118,041     Techtronic Industries Company Limited           232,357
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong                 Industrial Conglomerates - 0.4%       539,643     Hutchison Whampoa Limited               $     4,221,340
(concluded)                                                      84,000     Swire Pacific Limited 'B'                       101,256
                                                                                                                    ----------------
                                                                                                                          4,322,596
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.7%                    182,400     Amoy Properties Limited                         268,990
                                                                434,600     Cheung Kong (Holdings) Ltd.                   3,720,103
                                                                 41,000     Henderson Land Development Company              196,113
                                                                            Limited
                                                                355,838     New World Development Company Ltd.              335,393
                                                                124,355     Sino Land Company Limited                        92,492
                                                                132,600     Sun Hung Kai Properties Ltd.                  1,249,812
                                                                174,000     Swire Pacific Limited 'A'                     1,210,495
                                                                 70,000     Wharf (Holdings) Ltd.                           235,636
                                                                                                                    ----------------
                                                                                                                          7,309,034
                          ----------------------------------------------------------------------------------------------------------
                          Road & Rail - 0.0%                      7,740     MTR Corporation Limited                          11,663
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor         17,000     ASM Pacific Technology Limited                   55,700
                          Equipment - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.2%               390,000     Esprit Holdings Limited                       1,980,495
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure         105,000     Hopewell Holdings Limited                       218,805
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong             18,114,739
------------------------------------------------------------------------------------------------------------------------------------
Japan - 21.3%             Air Freight & Logistics - 0.1%         82,000     Yamato Transport Co., Ltd.                    1,128,649
                          ----------------------------------------------------------------------------------------------------------
                          Airlines - 0.1%                        70,000     All Nippon Airways Co., Ltd.                    224,198
                                                                203,000     Japan Airlines System Corporation               556,240
                                                                                                                    ----------------
                                                                                                                            780,438
                          ----------------------------------------------------------------------------------------------------------
                          Auto Components - 0.5%                 22,800     Aisin Seiki Co. Ltd.                            562,682
                                                                 75,000     Bridgestone Corp.                             1,391,598
                                                                 61,200     Denso Corporation                             1,446,500
                                                                 23,000     NGK Spark Plug Co., Ltd.                        239,568
                                                                 14,000     Nok Corporation                                 429,343
                                                                 17,000     Sanden Corporation                              111,827

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Auto Components (concluded)             9,000     Stanley Electric Co., Ltd.              $       126,081
(continued)                                                       7,000     Toyoda Gosei Co., Ltd.                          135,599
                                                                 39,500     Toyota Industries Corporation                   897,768
                                                                                                                    ----------------
                                                                                                                          5,340,966
                          ----------------------------------------------------------------------------------------------------------
                          Automobiles - 2.1%                    105,500     Honda Motor Co., Ltd.                         5,111,555
                                                                295,400     Nissan Motor Co., Ltd.                        3,216,259
                                                                364,500     Toyota Motor Corporation                     13,956,267
                                                                 18,000     Yamaha Motor Co., Ltd.                          272,740
                                                                                                                    ----------------
                                                                                                                         22,556,821
                          ----------------------------------------------------------------------------------------------------------
                          Beverages - 0.2%                       53,000     Asahi Breweries Limited                         539,545
                                                                  6,700     Coca-Cola West Japan Company Limited            162,918
                                                                 97,000     Kirin Brewery Company, Ltd.                     837,853
                                                                 92,500     Mercian Corporation                             205,621
                                                                 46,000     Sapporo Breweries Limited                       148,582
                                                                 23,000     Takara Shuzo Co., Ltd.                          140,235
                                                                                                                    ----------------
                                                                                                                          2,034,754
                          ----------------------------------------------------------------------------------------------------------
                          Building Products - 0.3%              104,000     Asahi Glass Company, Limited                    946,441
                                                                 28,000     Central Glass Co., Ltd.                         205,272
                                                                 17,000     Daikin Industries, Ltd.                         411,060
                                                                 41,000     JS Group Corporation                            749,580
                                                                 63,000     Toto Limited                                    547,031
                                                                                                                    ----------------
                                                                                                                          2,859,384
                          ----------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.4%                128,000     Daiwa Securities Group Inc.                     810,634
                                                                171,000     The Nikko Securities Co., Ltd.                  693,526
                                                                248,000     The Nomura Securities Co., Ltd.               3,183,959
                                                                                                                    ----------------
                                                                                                                          4,688,119
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.8%                      126,000     Asahi Chemical Industry Co., Ltd.               544,173
                                                                 37,000     Daicel Chemical Industries, Ltd.                182,961
                                                                 97,000     Dainippon Ink and Chemicals, Inc.               214,744
                                                                 56,000     Denki Kagaku Kogyo Kabushiki Kaisha             170,213
                                                                 45,000     Ishihara Sangyo Kaisha, Ltd.                     88,191

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Chemicals (concluded)                   7,000     JSR Corporation                         $       113,052
(continued)                                                      29,000     KANSAI PAINT CO., LTD.                          180,239
                                                                 52,000     Kuraray Co., Ltd.                               389,711
                                                                244,000     Mitsubishi Chemical Corporation                 739,427
                                                                 47,000     Mitsubishi Gas Chemical Company, Inc.           200,426
                                                                 78,000     Mitsui Chemicals Inc.                           384,993
                                                                108,000     Nippon Kayaku Co., Ltd.                         554,625
                                                                 21,000     Nippon Shokubai Co., Ltd.                       156,812
                                                                 21,000     Nissan Chemical Industries, Ltd.                161,003
                                                                 15,670     Nitto Denko Corporation                         720,836
                                                                 23,200     Shin-Etsu Chemical Co., Ltd.                    833,571
                                                                210,000     Showa Denko K.K.                                501,111
                                                                163,000     Sumitomo Chemical Co., Ltd.                     772,000
                                                                106,000     Teijin Limited                                  378,932
                                                                208,000     Toray Industries, Inc.                          962,482
                                                                292,000     Ube Industries, Ltd.                            384,158
                                                                 23,000     Zeon Corporation                                159,225
                                                                                                                    ----------------
                                                                                                                          8,792,885
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.4%                76,800     The 77 Bank, Ltd.                               431,331
                                                                 77,000     The Bank of Fukuoka, Ltd.                       367,482
                                                                146,000     The Bank of Yokohama, Ltd.                      784,213
                                                                 60,000     The Chiba Bank, Ltd.                            314,658
                                                                620,000     Daiwa Bank Holdings, Inc.                       933,811
                                                                 52,000     The Gunma Bank Ltd.                             254,775
                                                                113,000     Hokuhoku Financial Group, Inc.                  235,812
                                                                 82,600     The Joyo Bank, Ltd.                             332,753
                                                                    459     Mitsubishi Tokyo Financial Group, Inc.        3,827,256
                                                                 74,000     Mitsui Trust Holdings, Inc.                     466,633
                                                                    815     Mizuho Financial Group, Inc.                  3,061,380
                                                                130,100     Shinsei Bank, Ltd.                              788,521
                                                                 82,000     The Shizuoka Bank, Ltd.                         616,776
                                                                152,000     The Sumitomo Trust and Banking Co.,             899,188
                                                                            Ltd.
                                                                    462     UFJ Holdings, Inc.                            2,024,643
                                                                                                                    ----------------
                                                                                                                         15,339,232

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Commercial Services & Supplies          8,800     Benesse Corporation                     $       245,121
(continued)               - 0.2%                                 61,000     Dai Nippon Printing Co., Ltd.                   815,805
                                                                  4,600     Meitec Corp.                                    165,277
                                                                 22,500     Secom Co., Ltd.                                 781,881
                                                                 55,000     Toppan Printing Co., Ltd.                       539,446
                                                                                                                    ----------------
                                                                                                                          2,547,530
                          ----------------------------------------------------------------------------------------------------------
                          Communications Equipment - 0.0%         9,000     Uniden Corp.                                    189,040
                          ----------------------------------------------------------------------------------------------------------
                          Computers & Peripherals - 0.7%        285,000     Fujitsu Limited                               1,647,190
                                                                 26,200     Mitsumi Electric Company, Ltd.                  280,982
                                                                273,000     NEC Corporation                               1,632,328
                                                                 13,400     Seiko Epson Corporation                         571,429
                                                                841,000     Toshiba Corporation                           3,090,369
                                                                                                                    ----------------
                                                                                                                          7,222,298
                          ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           28,000     JGC Corporation                                 284,789
                          0.2%                                  176,000     Kajima Corporation                              574,876
                                                                118,000     Nishimatsu Construction Co., Ltd.               365,086
                                                                 45,000     Obayashi Corporation                            223,745
                                                                 31,000     Okumura Corporation                             140,634
                                                                 28,000     Shimizu Corporation                             111,273
                                                                 74,000     Taisei Corporation                              234,995
                                                                 30,000     Toda Corporation                                112,144
                                                                                                                    ----------------
                                                                                                                          2,047,542
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.1%          59,000     Sumitomo Osaka Cement Co., Ltd.                 128,476
                                                                183,000     Taiheiyo Cement Corporation                     415,098
                                                                                                                    ----------------
                                                                                                                            543,574
                          ----------------------------------------------------------------------------------------------------------
                          Consumer Finance - 0.4%                12,400     Acom Co., Ltd.                                  767,300
                                                                     48     Aiful Corporation                                 4,708
                                                                 26,200     Credit Saison Co., Ltd.                         805,861
                                                                  7,700     Hitachi Capital Corporation                     121,213

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Consumer Finance                        8,800     Orix Corporation                        $       902,237
(continued)               (concluded)                            12,000     Promise Co., Ltd.                               785,011
                                                                 12,610     Takefuji Corporation                            806,610
                                                                                                                    ----------------
                                                                                                                          4,192,940
                          ----------------------------------------------------------------------------------------------------------
                          Containers & Packaging - 0.1%          39,000     Toyo Seikan Kaisha, Ltd.                        602,259
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication             943     Nippon Telegraph & Telephone                  3,756,086
                          Services - 0.4%                                   Corporation (NTT)
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.9%              73,200     Chubu Electric Power Company,                 1,547,484
                                                                            Incorporated
                                                                 25,300     Hokkaido Electric Power Company,                452,905
                                                                            Incorporated
                                                                 97,900     Kansai Electric Power Company, Inc.           1,725,897
                                                                 76,500     Kyushu Electric Power Company,                1,433,312
                                                                            Incorporated
                                                                 70,800     Tohoku Electric Power Co., Inc.               1,167,848
                                                                155,300     Tokyo Electric Power                          3,339,482
                                                                                                                    ----------------
                                                                                                                          9,666,928
                          ----------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.2%            86,000     Fuji Electric Co., Ltd.                         213,020
                                                                  8,000     Fujikura Ltd.                                    33,172
                                                                  5,000     The Furukawa Electric Co., Ltd.(b)               19,598
                                                                  2,601     Matsushita Electric Works, Ltd.                  20,555
                                                                276,000     Mitsubishi Electric Corporation               1,309,695
                                                                 96,000     Sumitomo Electric Industries                    851,862
                                                                  3,000     Ushio Inc.                                       50,574
                                                                                                                    ----------------
                                                                                                                          2,498,476
                          ----------------------------------------------------------------------------------------------------------
                          Electronic Equipment &                117,000     Alps Electric Co., Ltd.                       1,393,830
                          Instruments - 1.2%                      1,300     Hirose Electric Co., Ltd.                       118,541
                                                                366,000     Hitachi Ltd.                                  2,211,641
                                                                 12,700     Hoya Corporation                              1,330,899
                                                                  4,400     Keyence Corporation                             925,391
                                                                 34,700     Kyocera Corporation                           2,440,004
                                                                  4,300     Mabuchi Motor Co., Ltd.                         308,216
                                                                 27,100     Murata Manufacturing Co., Ltd.                1,303,180
                                                                  4,200     Nidec Corporation                               424,516
                                                                 15,000     Oki Electric Industry Company,                   46,409
                                                                            Limited(b)

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Electronic Equipment &                 35,000     Omron Corporation                       $       773,261
(continued)               Instruments (concluded)                23,400     TDK Corporation                               1,558,372
                                                                 36,000     Yokogawa Electric Corporation                   413,846
                                                                                                                    ----------------
                                                                                                                         13,248,106
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.4%        26,000     Aeon Co., Ltd. (When Issued Shares)             414,245
                                                                  6,300     Circle K Sunkus Co., Ltd.                       152,620
                                                                 38,000     Ito-Yokado Co., Ltd.                          1,303,271
                                                                 35,000     JUSCO Co., Ltd.                                 563,353
                                                                  1,200     Lawson Inc.                                      41,591
                                                                 15,300     Matsumotokiyoshi Co., Ltd.                      386,613
                                                                 45,000     Seven-Eleven Japan Co., Ltd.                  1,286,123
                                                                 21,000     Uny Co., Ltd.                                   215,878
                                                                                                                    ----------------
                                                                                                                          4,363,694
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.5%                      800     ARIAKE JAPAN Co., Ltd.                           20,759
                                                                 59,000     Ajinomoto Co., Inc.                             674,500
                                                                 15,000     House Foods Corporation                         202,513
                                                                  8,000     Kikkoman Corporation                             70,480
                                                                 32,000     Meiji Milk Products Co., Ltd.                   184,077
                                                                 41,000     Meiji Seika Kaisha, Ltd.                        164,052
                                                                 92,000     Nichirei Corporation                            300,504
                                                                 23,000     Nisshin Seifun Group Inc.                       222,039
                                                                 11,400     Nissin Food Products Co., Ltd.                  279,790
                                                                 18,000     Q.P. Corporation                                150,578
                                                                  5,500     Snow Brand Milk Products Co., Ltd.               15,969
                                                                 12,000     Toyo Suisan Kaisha, Ltd.                        156,240
                                                                 16,000     Yakult Honsha Co., Ltd.                         246,790
                                                                257,000     Yamazaki Baking Co., Ltd.                     2,238,534
                                                                                                                    ----------------
                                                                                                                          4,926,825
                          ----------------------------------------------------------------------------------------------------------
                          Gas Utilities - 0.2%                  372,000     Osaka Gas Co.                                 1,012,566
                                                                237,000     Tokyo Gas Co.                                   840,784
                                                                                                                    ----------------
                                                                                                                          1,853,350
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Health Care Equipment &                30,000     Olympus Optical Co., Ltd.               $       578,415
(continued)               Supplies - 0.1%                        23,700     Terumo Corporation                              539,736
                                                                                                                    ----------------
                                                                                                                          1,118,151
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Providers &                 2,900     Alfresa Holdings Corporation                    101,565
                          Services - 0.1%                        12,800     Kuraya Sanseido Inc.                            133,093
                                                                  2,800     Nichii Gakkan Company                            73,039
                                                                  7,900     Suzuken Co., Ltd.                               204,999
                                                                                                                    ----------------
                                                                                                                            512,696
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure          10,500     Oriental Land Co., Ltd                          635,440
                          - 0.1%                                  4,900     SAIZERIYA CO., LTD.                              72,201
                                                                                                                    ----------------
                                                                                                                            707,641
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 1.6%              26,000     Casio Computer Co., Ltd.                        306,437
                                                                 13,400     Daito Trust Construction Co., Ltd.              542,249
                                                                 49,000     Daiwa House Industry Co., Ltd.                  478,819
                                                                 20,000     Makita Corporation                              282,357
                                                                283,000     Matsushita Electric Industrial                3,777,099
                                                                            Company, Ltd.
                                                                 35,400     Pioneer Corporation                             738,738
                                                                  5,200     Rinnai Corporation                              158,527
                                                                625,000     Sanyo Electric Co., Ltd.                      2,024,452
                                                                 58,000     Sekisui Chemical Co., Ltd.                      399,946
                                                                 66,000     Sekisui House, Ltd.                             629,969
                                                                115,000     Sharp Corporation                             1,581,817
                                                                166,000     Sony Corporation                              5,663,113
                                                                  3,000     Sony Corporation (ADR)(a)                       103,170
                                                                                                                    ----------------
                                                                                                                         16,686,693
                          ----------------------------------------------------------------------------------------------------------
                          Household Products - 0.1%              62,000     Kao Corporation                               1,369,777
                                                                  5,800     Uni-Charm Corporation                           287,329
                                                                                                                    ----------------
                                                                                                                          1,657,106
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     IT Services - 0.2%                     28,778     CSK Corporation                         $     1,130,597
(continued)                                                         244     NTT Data Corporation                            642,018
                                                                 11,400     Toyo Information Systems Co., Ltd.              384,775
                                                                                                                    ----------------
                                                                                                                          2,157,390
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.5%                          177     Millea Holdings, Inc.                         2,280,452
                                                                178,000     Mitsui Sumitomo Insurance Company,            1,468,058
                                                                            Limited
                                                                 21,600     T&D Holdings, Inc.                              944,626
                                                                147,000     The Yasuda Fire & Marine Insurance Co.        1,245,729
                                                                            Ltd.                                    ----------------
                                                                                                                          5,938,865
                          ----------------------------------------------------------------------------------------------------------
                          Internet & Catalog Retail - 0.0%           13     Rakuten, Inc.                                    84,571
                          ----------------------------------------------------------------------------------------------------------
                          Internet Software & Services -         15,900     Softbank Corp.                                  737,186
                          0.2%                                      106     Yahoo Japan Corporation(b)                      471,261
                                                                    106     Yahoo Japan Corporation(b)                      467,414
                                                                                                                    ----------------
                                                                                                                          1,675,861
                          ----------------------------------------------------------------------------------------------------------
                          Leisure Equipment & Products -         74,000     Fuji Photo Film                               2,430,522
                          0.4%                                    7,800     SANKYO COMPANY, LIMITED                         307,853
                                                                 44,300     Sega Enterprises Ltd.(b)                        598,491
                                                                    100     Shimano Inc.                                      2,554
                                                                 37,800     Yamaha Corporation                              575,154
                                                                                                                    ----------------
                                                                                                                          3,914,574
                          ----------------------------------------------------------------------------------------------------------
                          Machinery - 0.8%                       14,000     Amano Corporation                               112,417
                                                                 39,800     Fanuc Ltd.                                    2,094,452
                                                                 33,000     Hino Motors, Ltd.                               229,951
                                                                148,000     Ishikawajima-Harima Heavy Industries            212,167
                                                                            Co., Ltd.(b)
                                                                 53,000     Kawasaki Heavy Industries Ltd.                   79,826
                                                                167,000     Komatsu Ltd.                                  1,072,776
                                                                 59,000     Kubota Corporation                              278,365
                                                                 14,000     Kurita Water Industries Ltd.                    189,902
                                                                 45,000     Minebea Company Ltd.                            183,732
                                                                516,000     Mitsubishi Heavy Industries, Ltd.             1,456,027
                                                                 93,000     Mitsui Engineering & Shipbuilding Co.,          140,072
                                                                            Ltd.

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Machinery                              38,000     NGK Insulators, Ltd.                    $       319,612
(continued)               (concluded)                            62,000     NSK Limited                                     266,080
                                                                 59,000     NTN Corporation                                 312,625
                                                                106,700     Nachi-Fujikoshi Corp.                           269,134
                                                                 82,100     Nippon Sharyo, Ltd.                             184,737
                                                                  5,100     SMC Corporation                                 488,182
                                                                 74,000     Sumitomo Heavy Industries, Ltd.(b)              218,881
                                                                  8,000     Takuma Co., Ltd.                                 57,052
                                                                                                                    ----------------
                                                                                                                          8,165,990
                          ----------------------------------------------------------------------------------------------------------
                          Marine - 0.2%                          68,000     Kawasaki Kisen Kaisha, Ltd.                     465,200
                                                                125,000     Mitsui O.S.K. Lines, Ltd.                       749,671
                                                                124,000     Nippon Yusen Kabushiki Kaisha                   641,292
                                                                                                                    ----------------
                                                                                                                          1,856,163
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                           18,000     Toho Co., Ltd.                                  255,591
                                                                  5,000     Tokyo Broadcasting System, Inc.                  77,984
                                                                                                                    ----------------
                                                                                                                            333,575
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.5%                 65,000     Dowa Mining Co., Ltd.                           435,830
                                                                 60,300     JFE Holdings, Inc.                            1,717,933
                                                                342,000     Kobe Steel, Ltd.                                496,484
                                                                 59,000     Nippon Light Metal Co., Ltd.                    131,688
                                                                650,000     Nippon Steel Corporation                      1,545,162
                                                                283,000     Sumitomo Metal Industries, Ltd.                 336,370
                                                                 41,000     Sumitomo Metal Mining Co.                       284,208
                                                                                                                    ----------------
                                                                                                                          4,947,675
                          ----------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.1%                28,000     The Daimaru, Inc.                               215,433
                                                                 22,000     Marui Co., Ltd.                                 276,460
                                                                 98,888     Mitsukoshi, Ltd.                                493,475
                                                                 72,000     Takashimaya Co., Ltd.                           599,047
                                                                                                                    ----------------
                                                                                                                          1,584,415
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Office Electronics - 0.9%             151,400     Canon, Inc.                             $     7,115,656
(continued)                                                      44,000     Konica Corporation                              601,624
                                                                 79,000     Ricoh Co., Ltd.                               1,487,320
                                                                                                                          9,204,600
------------------------------------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.1%                       84,500     Nippon Mining Holdings, Inc.                    427,809
                                                                124,000     Nippon Mitsubishi Oil Corp.                     781,926
                                                                 32,000     Teikoku Oil Co., Ltd.                           177,399
                                                                                                                    ----------------
                                                                                                                          1,387,134
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.1%            124     Nippon Paper Group, Inc.                        543,411
                                                                106,000     Oji Paper Co., Ltd.                             599,174
                                                                                                                    ----------------
                                                                                                                          1,142,585
                          ----------------------------------------------------------------------------------------------------------
                          Personal Products - 0.0%                7,000     ADERANS Company Limited                         138,457
                                                                 62,000     Kanebo, Ltd.(b)                                  93,944
                                                                 18,000     Shiseido Company, Limited                       221,295
                                                                                                                    ----------------
                                                                                                                            453,696
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 1.2%                 23,000     Chugai Pharmaceutical Co., Ltd.                 331,597
                                                                 37,300     Daiichi Pharmaceutical Co., Ltd.                642,001
                                                                 25,000     Eisai Company, Ltd.                             680,488
                                                                 51,870     Fujisawa Pharmaceutical Co., Ltd.             1,169,505
                                                                 49,000     Kyowa Hakko Kogyo Co., Ltd.                     319,657
                                                                 34,200     Sankyo Company, Ltd.                            723,005
                                                                 42,000     Shionogi & Co., Ltd.                            601,715
                                                                 26,000     Taisho Pharmaceutical Company, Ltd.             481,241
                                                                167,000     Takeda Pharmaceutical Company Limited         7,576,101
                                                                 20,000     Yamanouchi Pharmaceutical Co., Ltd.             646,010
                                                                                                                    ----------------
                                                                                                                         13,171,320
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.3%                         32     Japan Real Estate Investment                    254,049
                                                                            Corporation
                                                                 13,956     Leopalace21 Corporation                         257,682
                                                                112,000     Mitsubishi Estate Company, Limited            1,168,625
                                                                 68,000     Mitsui Fudosan Co., Ltd.                        707,054
                                                                     30     Office Building Fund of Japan                   235,993
                                                                            Incorporated

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Real Estate                            28,000     Sumitomo Realty & Development Co.,      $       298,507
(continued)               (concluded)                                       Ltd.
                                                                 46,000     Tokyu Land Corporation                          123,958
                                                                                                                    ----------------
                                                                                                                          3,045,868
                          ----------------------------------------------------------------------------------------------------------
                          Road & Rail - 0.7%                        140     Central Japan Railway Company                 1,100,032
                                                                  1,000     Keihin Electric Express Railway Co.,              5,662
                                                                            Ltd.
                                                                 73,000     Keio Electric Railway Co., Ltd.                 380,847
                                                                280,000     Kinki Nippon Railway Co., Ltd.                  939,981
                                                                112,000     Nippon Express Co., Ltd.                        542,648
                                                                 95,000     Odakyu Electric Railway Co., Ltd.               502,518
                                                                128,000     Seino Transportation Co., Ltd.                1,143,946
                                                                118,000     Tobu Railway Co., Ltd.                          431,466
                                                                 96,000     Tokyu Corporation                               437,254
                                                                    501     West Japan Railway Company                    1,954,634
                                                                                                                    ----------------
                                                                                                                          7,438,988
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor         10,000     Advantest Corporation                           594,293
                          Equipment - 0.4%                        2,300     NEC Electronics Corporation                     117,489
                                                                 14,000     Nikon Corporation                               131,851
                                                                 12,900     Rohm Company Ltd.                             1,296,847
                                                                 14,000     Sanken Electric Co., Ltd.                       133,249
                                                                 40,600     Tokyo Electron Limited                        1,978,152
                                                                                                                    ----------------
                                                                                                                          4,251,881
                          ----------------------------------------------------------------------------------------------------------
                          Software - 0.2%                        22,400     Capcom Company, Ltd.                            202,020
                                                                  4,300     Fuji Soft ABC Incorporated                      134,991
                                                                    100     Konami Co., Ltd.                                  2,214
                                                                    100     Namco Limited                                     1,134
                                                                    100     Namco Limited(b)                                  1,134
                                                                 11,500     Nintendo Company Ltd.                         1,406,524
                                                                  1,100     Oracle Corporation Japan                         54,194
                                                                 15,200     Trend Micro Incorporated(b)                     653,704
                                                                                                                    ----------------
                                                                                                                          2,455,915
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Japan                     Specialty Retail - 0.2%                15,000     Aoyamma Trading Co., Ltd.               $       340,244
(concluded)                                                       9,900     Autobacs Seven Co., Ltd.                        276,659
                                                                  3,800     Fast Retailing Co., Ltd.                        258,241
                                                                  7,000     Shimachu Co., Ltd.                              168,943
                                                                  1,000     Shimamura Co., Ltd.                              66,597
                                                                  6,500     USS Co., Ltd.                                   490,088
                                                                 16,300     Yamada Denki Co. Ltd.                           561,992
                                                                                                                    ----------------
                                                                                                                          2,162,764
                          ----------------------------------------------------------------------------------------------------------
                          Textiles, Apparel & Luxury             14,000     Gunze Limited                                    61,734
                          Goods - 0.0%                           23,000     Nisshinbo Industries Inc.                       154,634
                                                                 12,000     Tokyo Style Co., Ltd.                           136,860
                                                                 85,000     Toyobo Co., Ltd.                                192,805
                                                                 15,000     Wacoal Corp.                                    146,985
                                                                                                                    ----------------
                                                                                                                            693,018
                          ----------------------------------------------------------------------------------------------------------
                          Tobacco - 0.1%                             84     Japan Tobacco, Inc.                             702,699
                          ----------------------------------------------------------------------------------------------------------
                          Trading Companies &                   114,000     ITOCHU Corporation                              486,141
                          Distributors - 0.4%                   175,000     Marubeni Corporation                            463,639
                                                                109,000     Mitsubishi Corporation                        1,177,871
                                                                  1,000     Mitsui & Co., Ltd.                                8,375
                                                                314,900     Sumitomo Corporation                          2,342,857
                                                                                                                    ----------------
                                                                                                                          4,478,883
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure          79,000     Kamigumi Co., Ltd.                              571,991
                          - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication              2,009     NTT DoCoMo, Inc.                              3,408,638
                          Services - 0.3%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                227,091,242
------------------------------------------------------------------------------------------------------------------------------------
New Zealand               Construction Materials - 0.1%         170,587     Fletcher Building Limited                       688,289
- 0.2%                    ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         190,112     Telecom Corporation of New Zealand              756,790
                          Services - 0.1%                                   Limited
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
New Zealand               Electric Utilities - 0.0%              51,437     Contact Energy Limited                  $       209,973
(concluded)               ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.0%              39,972     Fisher & Paykel Appliances Holdings             109,141
                                                                            Limited
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.0%                       64,143     Tower Limited(b)                                 91,904
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                            9,510     Independent Newspapers Ltd.                      32,779
                                                                 14,125     Sky Network Television Limited                   51,360
                                                                                                                    ----------------
                                                                                                                             84,139
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.0%         83,574     Carter Holt Harvey Limited                      127,088
                                                                    601     Fletcher Challenge Forests                          837
                                                                                                                    ----------------
                                                                                                                            127,925
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure          42,358     Auckland International Airport Limited          204,401
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand            2,272,562
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%          Aerospace & Defense - 0.0%            225,000     Singapore Technologies Engineering              280,649
                                                                            Ltd.
                          ----------------------------------------------------------------------------------------------------------
                          Airlines - 0.0%                        27,000     Singapore Airlines Limited                      174,804
                          ----------------------------------------------------------------------------------------------------------
                          Beverages - 0.0%                        2,500     Fraser & Neave Limited                           20,640
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.4%               363,652     DBS Group Holdings Limited                    3,455,947
                                                                 96,899     Oversea-Chinese Banking Corporation             805,765
                                                                            Ltd.
                                                                    615     United Overseas Bank Ltd.                         5,004
                                                                                                                    ----------------
                                                                                                                          4,266,716
                          ----------------------------------------------------------------------------------------------------------
                          Computers & Peripherals - 0.0%          7,509     Creative Technology Limited                      82,958
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         499,643     Singapore Telecommunications Limited            682,572
                          Services - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Electronic Equipment &                 31,000     Venture Manufacturing (Singapore) Ltd.          303,813
                          Instruments - 0.0%
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore                 Health Care Providers & Services       81,000     Parkway Holdings Limited                $        63,988
(concluded)               - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -         8,000     Overseas Union Enterprise Ltd.                   34,688
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          IT Services - 0.0%                     32,600     Datacraft Asia Limited                           23,309
                          ----------------------------------------------------------------------------------------------------------
                          Machinery - 0.0%                       62,000     SembCorp Marine Limited                          38,299
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.2%                          777,250     Singapore Press Holdings Limited              2,188,266
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.1%                     57,000     Allgreen Properties Limited                      37,580
                                                                138,000     Capitaland Limited                              146,721
                                                                 27,000     City Developments Limited                       105,043
                                                                 43,000     Keppel Land Limited                              48,527
                                                                 55,801     United Overseas Land Limited                     72,585
                                                                 95,666     Wing Tai Holdings Limited                        51,424
                                                                                                                    ----------------
                                                                                                                            461,880
                          ----------------------------------------------------------------------------------------------------------
                          Road & Rail - 0.0%                     58,000     SMRT Corporation Limited                         24,976
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor         79,000     Chartered Semiconductor Manufacturing            48,331
                          Equipment - 0.0%                                  Limited(b)
                                                                  3,500     Chartered Semiconductor Manufacturing            21,210
                                                                            Limited (ADR)(a)(b)
                                                                 19,000     STATS ChipPAC Ltd.(b)                            11,737
                                                                                                                    ----------------
                                                                                                                             81,278
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure          35,000     SembCorp Logistics Limited                       47,191
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore              8,776,027
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Pacific          306,792,078
                                                                            Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 68.1%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%            Building Products - 0.0%                9,674     Wienerberger Baustoffindustrie AG               362,856
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.2%                 5,785     Bank Austria Creditanstalt                      410,262
                                                                  5,117     Bayerische Hypo-und Vereinsbank AG(b)            98,380
                                                                 26,968     Erste Bank der oesterreichischen              1,122,058
                                                                            Sparkassen AG                           ----------------
                                                                                                                          1,630,700
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Austria                   Construction Materials - 0.0%           3,219     RHI AG(b)                               $        71,164
(concluded)               ----------------------------------------------------------------------------------------------------------
                          Containers & Packaging - 0.0%             870     Mayr-Melnhof Karton AG                          122,101
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication          22,340     Telekom Austria AG                              312,978
                          Services - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.0%                 424     Oesterreichische                                 73,930
                                                                            Elektrizitaetswirtschafts-AG
                                                                            "Verbund" 'A'
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.1%                    781     Boehler-Uddeholm AG                              72,110
                                                                  7,792     Voest-Alpine AG                                 441,689
                                                                                                                    ----------------
                                                                                                                            513,799
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.1%                        2,195     OMV AG                                          505,708
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.0%                     38,887     Immofinanz Immobilien Anlagen AG(b)             322,628
                          ----------------------------------------------------------------------------------------------------------
                          Thrifts & Mortgage Finance -              913     Hypo Real Estate Holding AG(b)                   31,206
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure -         1,737     Flughafen Wien AG                               105,710
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                4,052,780
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%            Beverages - 0.0%                       14,143     Interbrew SA                                    471,461
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.1%                        6,897     Solvay SA                                       638,172
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.2%                72,774     Dexia                                         1,359,395
                                                                  8,217     KBC Bancassurance Holding                       534,769
                                                                                                                    ----------------
                                                                                                                          1,894,164
                          ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           30,640     Suez Lyonnaise des Eaux SA(b)                       381
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Distributors - 0.0%                       479     D'leteren SA                                     88,643
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Financial Services        194,090     Fortis                                        4,618,705
                          - 0.5%                                 12,542     Groupe Bruxelles Lambert SA                     874,658
                                                                                                                    ----------------
                                                                                                                          5,493,363
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Belgium                   Diversified Telecommunication          21,638     Belgacom SA(b)                          $       775,057
(concluded)               Services - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.1%               3,082     Electrabel SA                                 1,107,395
                          ----------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.0%             2,780     Bekaert NV                                      173,501
                          ----------------------------------------------------------------------------------------------------------
                          Electronic Equipment &                    965     Barco NV (New Shares)                            82,938
                          Instruments - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.1%         2,938     Colruyt NV                                      412,337
                                                                 10,444     Delhaize Group                                  663,490
                                                                                                                    ----------------
                                                                                                                          1,075,827
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                 2,949     Omega Pharma SA                                 144,162
                          Supplies - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Leisure Equipment & Products -         20,137     Agfa Gevaert NV                                 583,987
                          0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.1%                    138     Umicore(b)                                           19
                                                                 18,445     Union Miniere SA                              1,345,885
                                                                                                                    ----------------
                                                                                                                          1,345,904
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 0.0%                  4,543     UCB SA                                          241,890
                          ----------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication              4,225     Mobistar SA(b)                                  301,728
                          Services - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium               14,418,573
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%            Beverages - 0.0%                        4,447     Carlsberg A/S 'B'                               207,818
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.0%                        9,687     Novozymes A/S 'B'                               436,526
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.1%                47,005     Danske Bank                                   1,235,611
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication          50,932     TDC A/S                                       1,802,120
                          Services - 0.2%
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Denmark                   Electrical Equipment - 0.0%             4,027     NKT Holding A/S                         $        92,079
(concluded)                                                      26,974     Vestas Wind Systems A/S(b)                      390,546
                                                                                                                    ----------------
                                                                                                                            482,625
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.1%                    3,292     A/S Det Ostasiatiske Kompagni                   145,051
                                                                  8,244     Danisco A/S                                     434,793
                                                                                                                    ----------------
                                                                                                                            579,844
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                56,637     GN Store Nord A/S                               571,890
                          Supplies - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.0%               1,901     Bang & Olufsen Holding A/S 'B'                  110,730
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.0%                        4,241     Topdanmark A/S(b)                               272,512
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 0.2%                 17,494     H. Lundbeck A/S                                 316,793
                                                                 35,612     Novo Nordisk A/S 'B'                          1,949,519
                                                                                                                    ----------------
                                                                                                                          2,266,312
                          ----------------------------------------------------------------------------------------------------------
                          Road & Rail - 0.0%                      2,120     DSV, De Sammensluttede Vognmaend af             111,987
                                                                            13-7-1976 A/S
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure -         1,145     Kobenhavns Lufthavne A/S                        174,475
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                8,252,450
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%            Auto Components - 0.0%                  1,535     Nokian Renkaat Oyj                              166,816
                          ----------------------------------------------------------------------------------------------------------
                          Communications Equipment - 0.5%       381,332     Nokia Oyj 'A'                                 5,247,647
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication          20,546     Elisa Oyj 'A'(b)                                271,768
                          Services - 0.1%                        45,877     TeliaSonera AB                                  222,219
                                                                                                                    ----------------
                                                                                                                            493,987
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.1%              47,928     Fortum Corporation, the IVO-Neste               669,674
                                                                            Group
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.0%         9,693     Kesko Oyj 'B'                                   212,122
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Finland                   IT Services - 0.0%                     11,686     Tietoenator Oyj                         $       338,467
(concluded)               ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.1%                        8,985     Pohjola Group PLC 'D'                            92,623
                                                                 60,144     Sampo Insurance Company Ltd. 'A'                664,820
                                                                                                                    ----------------
                                                                                                                            757,443
                          ----------------------------------------------------------------------------------------------------------
                          Leisure Equipment & Products -          3,965     Amer Group Ltd.                                 187,132
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Machinery - 0.0%                        6,420     Kone Corporation 'B'                            386,722
                                                                 15,213     Metso Corporation                               195,181
                                                                  5,834     Wartsila Oyj 'B'                                137,671
                                                                                                                    ----------------
                                                                                                                            719,574
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.2%                 90,196     Outokumpu Oyj                                 1,545,923
                                                                 12,086     Rautaruukki Oyj                                 117,835
                                                                                                                    ----------------
                                                                                                                          1,663,758
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.4%        195,784     Stora Enso Oyj 'R'                            2,645,621
                                                                 58,004     UPM-Kymmene Oyj                               1,104,388
                                                                                                                    ----------------
                                                                                                                          3,750,009
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 0.0%                 31,468     Orion-Yhtyma OY 'B'                             429,916
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland               14,636,545
------------------------------------------------------------------------------------------------------------------------------------
France - 9.3%             Aerospace & Defense - 0.2%             71,173     European Aeronautic Defence and Space         1,885,505
                                                                            Company
                                                                  3,655     Thales SA                                       121,659
                                                                 15,064     Zodiac SA                                       556,046
                                                                                                                    ----------------
                                                                                                                          2,563,210
                          ----------------------------------------------------------------------------------------------------------
                          Airlines - 0.2%                       107,552     Groupe Air France                             1,693,789
                          ----------------------------------------------------------------------------------------------------------
                          Auto Components - 0.1%                 26,538     Compagnie Generale des Etablissements         1,348,731
                                                                            Michelin 'B'
                          ----------------------------------------------------------------------------------------------------------
                          Automobiles - 0.4%                     39,067     PSA Peugeot Citroen                           2,406,652
                                                                 27,800     Renault SA                                    2,273,642
                                                                                                                    ----------------
                                                                                                                          4,680,294
                           ---------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
France                    Beverages - 0.1%                        3,970     Pernod Ricard                           $       527,096
(continued)               ----------------------------------------------------------------------------------------------------------
                          Building Products - 0.2%               34,052     Compagnie de Saint-Gobain                     1,747,952
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.2%                       13,440     Air Liquide                                   2,126,622
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.3%               109,459     BNP Paribas SA                                7,069,300
                                                                110,160     Credit Agricole SA                            3,004,539
                                                                 39,188     Societe Generale 'A'                          3,467,844
                                                                                                                    ----------------
                                                                                                                         13,541,683
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies          2,491     Adecco SA (Registered Shares)                   123,753
                          - 0.0%                                  6,239     Societe BIC SA                                  287,482
                                                                                                                    ----------------
                                                                                                                            411,235
                          ----------------------------------------------------------------------------------------------------------
                          Communications Equipment - 0.2%       118,486     Alcatel(b)                                    1,389,187
                                                                 24,821     Alcatel (ADR)(a)(b)                             291,150
                                                                  4,915     Sagem SA (New Shares)                           470,346
                                                                                                                    ----------------
                                                                                                                          2,150,683
                          ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           30,405     Suez SA                                         652,167
                          0.1%                                    5,941     Vinci SA                                        683,639
                                                                                                                    ----------------
                                                                                                                          1,335,806
                           ---------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.4%           5,736     Imerys SA                                       381,496
                                                                 45,816     Lafarge SA (Ordinary)                         4,008,849
                                                                                                                    ----------------
                                                                                                                          4,390,345
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         140,991     France Telecom SA                             3,512,723
                          Services - 0.3%
                          ----------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.1%            33,320     Alstom(b)                                        19,864
                                                                 22,672     Schneider SA                                  1,465,656
                                                                                                                    ----------------
                                                                                                                          1,485,520
                          ----------------------------------------------------------------------------------------------------------
                          Energy Equipment & Service -            2,688     Compagnie Francaise d'Etudes et de              434,004
                          0.1%                                              Construction (Technip SA)
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
France                    Food & Staples Retailing - 0.3%        77,107     Carrefour SA                            $     3,626,692
(continued)                                                         619     Casino Guichard-Perrachon SA                     47,204
                                                                                                                    ----------------
                                                                                                                          3,673,896
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.2%                   27,506     GROUPE DANONE                                 2,162,483
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                 9,467     Essilor International SA                        608,477
                          Supplies - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -        19,217     Accor SA                                        748,963
                          0.1%
                          ----------------------------------------------------------------------------------------------------------
                          IT Services - 0.1%                      3,086     Atos Origin SA(b)                               170,368
                                                                 16,032     Cap Gemini SA(b)                                376,929
                                                                                                                    ----------------
                                                                                                                            547,297
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.5%                      149,365     Axa                                           3,021,979
                                                                 32,060     Axa (ADR)(a)                                    650,177
                                                                 22,769     CNP Assurances                                1,478,997
                                                                                                                    ----------------
                                                                                                                          5,151,153
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.4%                           19,342     Lagardere SCA                                 1,199,697
                                                                     58     Publicis SA                                       1,660
                                                                 10,101     Societe Television Francaise 1                  286,538
                                                                 74,053     Vivendi Universal SA(b)                       1,897,420
                                                                 50,000     Vivendi Universal SA (ADR)(a)(b)              1,286,500
                                                                                                                    ----------------
                                                                                                                          4,671,815
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.2%                132,949     Arcelor                                       2,457,025
                          ----------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.1%                 5,081     Pinault-Printemps-Redoute SA                    466,669
                          ----------------------------------------------------------------------------------------------------------
                          Multi-Utilities & Unregulated          99,176     Suez SA                                       2,126,028
                          Power - 0.2%
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 1.8%                       96,311     TotalFinaElf SA                              19,617,394
                          ----------------------------------------------------------------------------------------------------------
                          Personal Products - 0.1%               12,236     L'Oreal SA                                      801,648
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 0.8%                116,805     Sanofi-Aventis                                8,472,193
                                                                  4,166     Sanofi-Aventis (ADR)(a)                         152,517
                                                                                                                    ----------------
                                                                                                                          8,624,710

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
France                    Real Estate - 0.2%                      5,091     Gecina                                  $       429,965
(concluded)                                                       3,830     Klepierre                                       276,849
                                                                 12,070     Unibail (Union du Credit-Bail                 1,453,372
                                                                            Immobilier)                             ----------------
                                                                                                                          2,160,186
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor         82,266     STMicroelectronics NV                         1,418,180
                          Equipment - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Software - 0.0%                         2,163     Business Objects SA(b)                           49,968
                                                                  3,864     Dassault Systemes SA                            180,542
                                                                                                                    ----------------
                                                                                                                            230,510
                          ----------------------------------------------------------------------------------------------------------
                          Tobacco - 0.0%                          8,884     Altadis(b)                                      302,881
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure -         9,528     Autoroutes du Sud de la France                  435,483
                          0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication             21,062     Bouygues SA                                     790,002
                          Services - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                98,944,493
 -----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.2%            Air Freight & Logistics - 0.0%             66     Deutsche Post AG (Registered Shares)              1,281
                          ----------------------------------------------------------------------------------------------------------
                          Airlines - 0.1%                        59,128     Deutsche Lufthansa AG (Registered               688,104
                                                                            Shares)
                          ----------------------------------------------------------------------------------------------------------
                          Auto Components - 0.1%                 10,793     Continental AG                                  586,733
                          ----------------------------------------------------------------------------------------------------------
                          Automobiles - 0.6%                    106,481     DaimlerChrysler AG                            4,390,680
                                                                 48,578     Volkswagen AG                                 1,869,747
                                                                                                                    ----------------
                                                                                                                          6,260,427
                          ----------------------------------------------------------------------------------------------------------
                          Biotechnology - 0.0%                   21,419     QIAGEN NV(b)                                    242,082
                          ----------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.5%                 72,857     Deutsche Bank AG (Registered Shares)          5,236,563
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.6%                       63,809     BASF AG                                       3,760,449
                                                                 73,051     Bayer AG                                      1,997,860
                                                                  6,605     Linde AG                                        380,638
                                                                                                                    ----------------
                                                                                                                          6,138,947
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Germany                   Commercial Banks - 0.3%                76,969     Bayerische Hypo-und Vereinsbank AG(b)   $     1,477,906
(continued)                                                      68,156     Commerzbank AG(b)                             1,267,207
                                                                 48,388     Depfa Bank PLC                                  659,875
                                                                                                                    ----------------
                                                                                                                          3,404,988
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.0%           1,861     Heidelberger Zement AG                           86,561
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         309,673     Deutsche Telekom AG (Registered               5,746,131
                          Services - 0.5%                                   Shares)(b)
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.8%             107,922     E.On AG                                       7,961,924
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.1%        27,702     Metro AG                                      1,236,203
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.0%                    8,956     Suedzucker AG                                   169,075
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Providers &                 4,873     Fresenius Medical Care AG                       373,183
                          Services - 0.1%                         4,317     Gehe AG                                         294,358
                                                                                                                    ----------------
                                                                                                                            667,541
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -        34,504     TUI AG                                          646,666
                          0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates - 0.6%        89,995     Siemens AG                                    6,618,126
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.6%                        8,400     Allianz AG(b)                                 1,043,280
                                                                 27,207     Allianz AG (Registered Shares)                2,740,120
                                                                 21,902     Muenchener                                    2,109,809
                                                                            Rueckversicherungs-Gesellschaft AG
                                                                            (Registered Shares)                     ----------------
                                                                                                                          5,893,209
                          ----------------------------------------------------------------------------------------------------------
                          Machinery - 0.0%                        3,778     MAN AG                                          129,178
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.1%                 62,775     Thyssen Krupp AG                              1,223,295
                          ----------------------------------------------------------------------------------------------------------
                           Multiline Retail - 0.0%               20,544     Karstadt AG                                     320,221
                          ----------------------------------------------------------------------------------------------------------
                          Multi-Utilities & Unregulated          70,108     RWE AG                                        3,350,613
                          Power - 0.3%
                          ----------------------------------------------------------------------------------------------------------
                          Personal Products - 0.1%                5,873     Beiersdorf AG                                   557,209
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Germany                   Pharmaceuticals - 0.1%                  6,607     Altana AG                               $       384,446
(concluded)                                                      17,514     Schering AG                                   1,106,109
                                                                                                                    ----------------
                                                                                                                          1,490,555
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor          2,350     Infineon Technologies AG(b)                      23,992
                          Equipment - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Software - 0.4%                        27,074     SAP AG (Systeme, Anwendungen, Produkte        4,206,601
                                                                            in der Datenverarbeitung)
                                                                 10,000     SAP AG (Systeme, Anwendungen, Produkte          389,500
                                                                            in der Datenverarbeitung)(ADR)(a)
                                                                                                                    ----------------
                                                                                                                          4,596,101
                          ----------------------------------------------------------------------------------------------------------
                          Textiles, Apparel & Luxury              9,250     Adidas-Salomon  AG                            1,290,733
                          Goods - 0.1%                              983     Puma AG Rudolf Dassler Sport                    263,370
                                                                                                                    ----------------
                                                                                                                          1,554,103
                          ----------------------------------------------------------------------------------------------------------
                          Thrifts & Mortgage Finance - 0.1%      27,500     Hypo Real Estate Holding AG(b)                  942,678
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany               65,772,506
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.4%             Beverages - 0.1%                       24,061     Hellenic Bottling Co.                           517,587
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.2%                28,164     Alpha Credit Bank                               717,084
                                                                      1     Bank of Piraeus                                      11
                                                                  9,118     Commercial Bank of Greece                       200,898
                                                                 25,787     EFG Eurobank Ergasias                           595,711
                                                                 36,498     National Bank of Greece SA                      886,665
                                                                                                                    ----------------
                                                                                                                          2,400,369
                          ----------------------------------------------------------------------------------------------------------
                          Communications Equipment - 0.0%        11,897     Intracom SA                                      44,180
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.0%          10,642     Titan Cement Company                            266,726
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication          35,535     Hellenic Telecommunications                     478,418
                          Services - 0.0%                                   Organization SA (OTE)
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -        35,935     Greek Organization of Football                  689,999
                          0.1%                                              Prognostics
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Greece                    Metals & Mining - 0.0%                 16,252     Viohalco, Hellenic Copper and Aluminum  $       117,880
(concluded)                                                                 Industry SA
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.0%                       14,653     Hellenic Petroleum SA                           120,478
                          ----------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.0%                     1     Hellenic Duty Free Shops SA                          16
                          ----------------------------------------------------------------------------------------------------------
                          Textiles, Apparel & Luxury              2,801     Folli-Follie                                     80,709
                          Goods - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication             14,600     Cosmote Mobile Telecommunications SA            240,446
                          Services - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                 4,956,808
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%            Airlines - 0.0%                        66,046     Ryanair Holdings PLC(b)                         328,117
                          ----------------------------------------------------------------------------------------------------------
                          Building Products - 0.0%               40,943     Kingspan Group PLC                              303,073
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.4%                95,898     Allied Irish Banks PLC                        1,616,259
                                                                 59,344     Bank of Ireland                                 798,965
                                                                102,715     Bank of Ireland                               1,384,156
                                                                                                                    ----------------
                                                                                                                          3,799,380
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.1%              46     CRH PLC                                           1,091
                                                                 54,873     CRH PLC                                       1,311,931
                                                                                                                    ----------------
                                                                                                                          1,313,022
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.1%                   25,251     Kerry Group PLC 'A'                             556,671
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.0%              56,761     Waterford Wedgwood PLC(b)                         9,165
                          ----------------------------------------------------------------------------------------------------------
                          IT Services - 0.0%                     13,839     DCC PLC                                         251,461
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.0%                       19,404     Irish Life & Permanent PLC                      313,779
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.1%                          150,838     Independent News & Media PLC                    382,175
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 0.1%                 54,798     Elan Corporation PLC(b)                       1,282,234
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                8,539,077
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%              Aerospace & Defense - 0.0%            470,012     Finmeccanica SpA                        $       331,573
                          ----------------------------------------------------------------------------------------------------------
                          Automobiles - 0.1%                     84,543     Fiat SpA(b)                                     610,064
                          ----------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.1%                 41,625     Mediobanca SpA                                  550,069
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.0%                45,000     Banca Antonveneta SpA(b)                        930,010
                                                                131,777     Banca Intesa SpA                                389,855
                                                                 76,200     Banca Monte dei Paschi di Siena SpA             224,676
                                                                 11,985     Banca Nazionale del Lavoro SpA                   26,556
                                                                            (Ordinary)(b)
                                                                 54,425     Banca Popolare di Milano Scrl (BPM)             341,359
                                                                 30,490     Banche Populari Unite Scrl                      505,546
                                                                 35,438     Banco Popolare di Verona e Novara Scrl          621,478
                                                                607,746     Capitalia SpA                                 2,233,514
                                                                347,880     Intesa BCI SpA                                1,320,829
                                                                 93,668     San Paolo-IMI SpA                             1,057,491
                                                                523,355     Unicredito Italiano SpA                       2,639,028
                                                                                                                    ----------------
                                                                                                                         10,290,342
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.0%          22,322     Italcementi SpA                                 329,915
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Financial Services         20,918     Finecorp(b)                                     123,925
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         974,026     Telecom Italia SpA                            3,007,414
                          Services - 0.5%                       697,016     Telecom Italia SpA - RNC                      1,601,534
                                                                                                                    ----------------
                                                                                                                          4,608,948
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.2%             264,863     Enel SpA                                      2,164,556
                                                                135,500     Terna SpA                                       322,277
                                                                                                                    ----------------
                                                                                                                          2,486,833
                          ----------------------------------------------------------------------------------------------------------
                          Gas Utilities - 0.3%                  585,276     Snam Rete Gas SpA                             2,827,691
                          ----------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates - 0.0%       258,483     Pirelli & C. SpA                                264,534
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Italy                     Insurance - 0.6%                       64,023     Alleanza Assicurazioni SpA              $       739,981
(concluded)                                                     134,466     Assicurazioni Generali SpA                    3,695,860
                                                                 97,666     Riunione Adriatica di Sicurta SpA             1,876,044
                                                                                                                    ----------------
                                                                                                                          6,311,885
                          ----------------------------------------------------------------------------------------------------------
                          Internet Software & Services -        115,544     Telecom Italia Media SpA(b)                      37,986
                          0.0%                                  112,712     Tiscali SpA(b)                                  410,166
                                                                                                                    ----------------
                                                                                                                            448,152
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                           46,294     Mediaset SpA                                    525,524
                          ----------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.0%                18,782     La Rinascente SpA(b)                             46,654
                          ----------------------------------------------------------------------------------------------------------
                          Multi-Utilities & Unregulated         130,710     Edison SpA(b)                                   227,279
                          Power - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.6%                      288,328     ENI SpA                                       6,462,691
                          ----------------------------------------------------------------------------------------------------------
                          Textiles, Apparel & Luxury             18,800     Bulgari SpA                                     187,030
                          Goods - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure          14,297     Autotrade SpA                                   306,075
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication            431,653     Telecom Italia Mobile (TIM) SpA               2,325,658
                          Services - 0.2%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                 39,264,842
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -             Air Freight & Logistics - 0.3%        103,312     TNT Post Group NV                             2,523,927
5.1%                      ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.2%                       31,857     DSM NV                                        1,661,788
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.6%               294,063     ABN AMRO Holding NV                           6,679,988
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies          6,374     Randstad Holding NV                             230,845
                          - 0.0%                                 10,575     Vedior NV 'A'                                   163,520
                                                                                                                    ----------------
                                                                                                                            394,365
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Financial Services          4,614     Euronext NV                                     131,288
                          - 0.8%                                332,644     ING Groep NV                                  8,395,073
                                                                  9,148     ING Groep NV (ADR)(a)                           231,261
                                                                                                                    ----------------
                                                                                                                          8,757,622
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands               Diversified Telecommunication         321,482     KPN NV(b)                               $     2,407,662
(continued)               Services - 0.2%
                          ----------------------------------------------------------------------------------------------------------
                          Energy Equipment & Service -            5,980     IHC Caland NV                                   309,564
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.0%        22,764     Koninklijke Ahold NV(b)                         145,323
                                                                  2,923     Koninklijke Ahold NV (ADR)(a)                    18,678
                                                                                                                    ----------------
                                                                                                                            164,001
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.5%                   58,878     Royal Numico NV(b)                            1,874,963
                                                                 61,238     Unilever NV 'A'                               3,522,988
                                                                                                                    ----------------
                                                                                                                          5,397,951
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.5%             238,856     Koninklijke (Royal) Philips                   5,470,395
                                                                            Electronics NV
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.2%                      155,601     Aegon NV                                      1,677,466
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.2%                           64,946     Reed Elsevier NV                                836,475
                                                                 10,492     VNU NV                                          269,743
                                                                 39,119     Wolters Kluwer NV 'A'                           658,338
                                                                                                                    ----------------
                                                                                                                          1,764,556
                          ----------------------------------------------------------------------------------------------------------
                          Office Electronics - 0.0%              11,546     Oce NV                                          180,255
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 1.4%                      255,000     Royal Dutch Petroleum Company                13,133,963
                                                                 20,655     Royal Dutch Petroleum Company (NY             1,065,798
                                                                            Registered Shares)                      ----------------
                                                                                                                         14,199,761
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.1%                      6,312     Corio NV                                        302,683
                                                                  7,655     Rodamco Europe NV                               501,521
                                                                  3,363     Wereldhave NV                                   290,082
                                                                                                                    ----------------
                                                                                                                          1,094,286
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor         60,539     ASM Lithography Holding NV(b)                   778,963
                          Equipment - 0.1%                       23,145     ASM Lithography Holding NV (NY                  297,876
                                                                            Registered Shares)(b)                   ----------------
                                                                                                                          1,076,839
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands               Trading Companies &                    69,608     Hagemeyer NV(b)                         $       129,680
(concluded)               Distributors - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands       53,890,106
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%             Airlines - 0.0%                         2,550     SAS AB(b)                                        19,414
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.1%                      107,895     Yara International ASA(b)                     1,146,029
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.1%                90,598     DNB Holding ASA                                 716,682
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         111,309     Telenor A/S                                     847,447
                          Services - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 0.1%                   27,275     Orkla ASA 'A'                                   753,643
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.0%                       33,716     Storebrand ASA                                  254,191
                          ----------------------------------------------------------------------------------------------------------
                          Machinery - 0.0%                       29,522     Tomra Systems ASA                               111,396
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                            8,446     Schibsted ASA                                   179,736
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.3%                        5,734     Frontline Limited                               268,748
                                                                 13,520     Norsk Hydro ASA                                 984,149
                                                                106,480     Statoil ASA                                   1,526,453
                                                                                                                    ----------------
                                                                                                                          2,779,350
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.0%         15,214     Norske Skogindustrier ASA                       272,910
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                 7,080,798
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%           Commercial Banks - 0.1%               113,150     BPI-SGPS, SA (Registered Shares)                424,408
                                                                139,305     Banco Comercial Portugues, SA (BCP)             302,779
                                                                            (Registered Shares)(b)                  ----------------
                                                                                                                            727,187
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication          49,665     Portugal Telecom SA (Registered                 547,136
                          Services - 0.1%                                   Shares)
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.1%             305,809     Electricidade de Portugal, SA (EDP)             892,565
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Portugal                  Industrial Conglomerates - 0.0%        95,662     Sonae, S.G.P.S., SA                     $       106,931
(concluded)               ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                           20,104     PT Multimedia-Servicos de                       448,197
                                                                            Telecomunicacoes e Multimedia, SGPS,
                                                                            SA
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal               2,722,016
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%              Airlines - 0.1%                       171,161     Iberia Lineas Aereas de Espana SA               474,058
                          ----------------------------------------------------------------------------------------------------------
                          Biotechnology - 0.0%                      677     Puleva Biotech, SA(b)                             2,211
                                                                 20,062     Zeltia, SA                                      138,289
                                                                                                                    ----------------
                                                                                                                            140,500
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 1.2%                50,000     Banco Bilbao Vizcaya Argentaria, SA             690,000
                                                                            (ADR)(a)
                                                                388,256     Banco Bilbao Vizcaya, SA                      5,342,930
                                                                 15,804     Banco Popular Espanol SA                        878,182
                                                                620,644     Banco Santander Central Hispano SA            6,058,801
                                                                                                                    ----------------
                                                                                                                         12,969,913
                          ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           20,811     ACS, Actividades de Construccion y              379,179
                          0.1%                                              Servicios, SA
                                                                  7,862     Acciona SA                                      503,365
                                                                  8,535     Fomento de Construcciones y Contratas           316,848
                                                                            SA
                                                                  8,451     Grupo Ferrovial, SA                             377,336
                                                                                                                    ----------------
                                                                                                                          1,576,728
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication         451,528     Telefonica SA                                 6,757,613
                          Services - 0.9%                        59,921     Telefonica SA (ADR)(a)                        2,695,846
                                                                                                                    ----------------
                                                                                                                          9,453,459
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.5%             107,553     Endesa SA                                     2,047,794
                                                                 84,185     Iberdrola SA                                  1,746,115
                                                                 43,626     Union Electrica Fenosa, SA                      991,016
                                                                                                                    ----------------
                                                                                                                          4,784,925
                          ----------------------------------------------------------------------------------------------------------
                          Gas Utilities - 0.0%                   10,639     Gas Natural SDG, SA 'E'                         262,951
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Spain                     Hotels, Restaurants & Leisure -        11,019     NH Hoteles, SA                          $       122,076
(concluded)               0.0%
                          ----------------------------------------------------------------------------------------------------------
                          IT Services - 0.0%                          1     Amadeus Global Travel Distribution                    8
                                                                            SA 'A'
                                                                 19,379     Indra Sistemas, SA                              258,017
                                                                                                                    ----------------
                                                                                                                            258,025
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.0%                       37,230     Corporacion Mapfre SA                           436,965
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.1%                            8,858     Antena 3 Television, SA(b)                      527,198
                                                                      1     Promotora de Informaciones SA                        18
                                                                  5,343     Sogecable, SA(b)                                215,007
                                                                                                                    ----------------
                                                                                                                            742,223
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.1%                 81,195     Acerinox, SA                                  1,121,387
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 0.3%                      135,787     Repsol-YPF, SA                                2,981,687
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.0%          8,212     Reno de Medici SpA(b)                             7,242
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.0%                        256     Metrovacesa, SA                                  10,460
                                                                  5,115     Metrovacesa, SA                                 209,199
                                                                    347     Sacyr Vallehermoso SA                             4,913
                                                                 13,895     Vallehermoso SA                                 196,737
                                                                                                                    ----------------
                                                                                                                            421,309
                          ----------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.1%                25,132     Industria de Disenso Textil, SA                 621,157
                          ----------------------------------------------------------------------------------------------------------
                          Tobacco - 0.1%                         16,135     Altadis, SA                                     549,087
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure -        19,364     Autopistas, Concesionaria Espanola SA           361,475
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Water Utilities - 0.0%                     99     Sociedad General de Aguas de                      1,740
                                                                            Barcelona, SA
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                 37,286,907
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.8%             Airlines - 0.0%                         3,778     SAS AB(b)                                        29,005
                                                                  4,716     SAS AB(b)                                        34,980
                                                                                                                    ----------------
                                                                                                                             63,985
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Sweden                    Building Products - 0.2%              136,738     Assa Abloy AB 'B'                       $     1,713,874
(continued)               ----------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.0%                      1     D. Carnegie & Co. AB                                 10
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 0.4%               177,391     Nordbanken Holding AB                         1,449,790
                                                                 66,784     Nordea AB                                       545,053
                                                                 40,813     Skandinaviska Enskilda Banken (SEB)             630,678
                                                                            'A'
                                                                 54,694     Svenska Handelsbanken AB                      1,145,688
                                                                                                                    ----------------
                                                                                                                          3,771,209
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies         22,345     Securitas AB 'B'                                297,721
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Communications Equipment - 0.7%     2,456,181     Telefonaktiebolaget LM Ericsson AB            7,624,748
                                                                            'B'(b)
                          ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           24,422     Skanska AB 'B'                                  254,109
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Financial Services          8,344     OMX AB                                           99,140
                          - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication           7,379     Tele2 AB 'B'                                    274,678
                          Services - 0.3%                       534,777     Telia AB                                      2,600,355
                                                                                                                    ----------------
                                                                                                                          2,875,033
                          ----------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.1%           128,865     ABB Ltd.(b)                                     786,379
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.0%         4,205     Axfood AB                                       113,786
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                26,484     Getinge AB 'B'                                  321,946
                          Supplies - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Providers &                58,586     Gambro AB 'A'                                   671,950
                          Services - 0.1%                        16,310     Gambro AB 'B'                                   183,146
                                                                                                                    ----------------
                                                                                                                            855,096
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.1%              44,602     Electrolux AB 'B'                               814,822
                          ----------------------------------------------------------------------------------------------------------
                          IT Services - 0.0%                     31,755     WM-Data AB 'B'                                   56,704
                          ----------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates - 0.1%        93,960     ABB Ltd.(b)                                     575,618
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.0%                       57,764     Skandia Forsakrings AB                          228,511
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Sweden                    Machinery - 0.5%                        5,699     Atlas Copco AB 'A'                      $       219,186
(concluded)                                                       6,716     Atlas Copco AB 'B'                              236,622
                                                                 35,066     SKF AB 'B'                                    1,331,797
                                                                 18,524     Sandvik AB                                      639,926
                                                                    467     Scania AB 'B'                                    15,812
                                                                  5,736     Volvo AB 'A'                                    195,003
                                                                 88,596     Volvo AB 'B'                                  3,127,548
                                                                                                                    ----------------
                                                                                                                          5,765,894
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                           27,971     Eniro AB                                        242,050
                                                                  9,795     Modern Times Group MTG AB 'B'(b)                182,978
                                                                                                                    ----------------
                                                                                                                            425,028
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.1%                  2,448     Granges AB                                       64,897
                                                                  4,374     Hoganas AB 'B'                                  101,236
                                                                  8,998     SSAB Svenskt Stal AB 'A'                        170,562
                                                                  7,088     SSAB Svenskt Stal AB 'B'                        129,976
                                                                                                                    ----------------
                                                                                                                            466,671
                          ----------------------------------------------------------------------------------------------------------
                          Paper & Forest Products - 0.1%          6,917     Billerud                                        106,888
                                                                  6,749     Holmen AB 'B'                                   199,313
                                                                 15,518     Svenska Cellulosa AB (SCA) 'B'                  603,224
                                                                                                                    ----------------
                                                                                                                            909,425
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.0%                      5,832     Castellum AB                                    169,027
                          ----------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.1%                51,019     Hennes & Mauritz AB 'B'                       1,405,086
                          ----------------------------------------------------------------------------------------------------------
                          Tobacco - 0.0%                          2,693     Swedish Match AB                                 28,483
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                29,622,305
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -             Auto Components - 0.0%                    668     Rieter Holding AG                               180,815
6.8%                      ----------------------------------------------------------------------------------------------------------
                          Building Products - 0.1%                  905     Geberit AG (Registered Shares)                  703,011
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Switzerland               Capital Markets - 1.4%                201,980     Credit Suisse Group                     $     6,445,826
(continued)                                                      51,724     UBS AG (Registered Shares)                    3,641,018
                                                                 74,272     UBS AG (Registered Shares)                    5,223,550
                                                                                                                    ----------------
                                                                                                                         15,310,394
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.4%                        5,637     Ciba Specialty Chemicals AG                     350,761
                                                                            (Registered Shares)
                                                                 13,388     Clariant AG (Registered Shares)                 160,287
                                                                  1,007     Givaudan (Registered Shares)                    612,087
                                                                 33,463     Syngenta AG(b)                                3,188,994
                                                                                                                    ----------------
                                                                                                                          4,312,129
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies         12,135     Adecco SA (Registered Shares)                   602,523
                          - 0.1%                                    289     SGS Societe Generale de Surveillance            158,537
                                                                            Holding SA 'R'                          ----------------
                                                                                                                            761,060
                          ----------------------------------------------------------------------------------------------------------
                          Computers & Peripherals - 0.1%         11,024     Logitech International SA (Registered           534,117
                                                                            Shares)(b)
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.1%          17,994     Holcim Ltd. (Registered Shares)                 948,911
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication           2,658     Swisscom AG (Registered Shares)                 921,690
                          Services - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Electronic Equipment &                      1     Kudelski SA (Bearer)(b)                              28
                          Instruments - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Food Products - 1.2%                   54,384     Nestle SA (Registered Shares)                12,456,013
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                 3,719     Nobel Biocare Holding AG                        577,045
                          Supplies - 0.2%                        12,616     Phonak Holding AG (Registered Shares)           404,637
                                                                    298     Straumann AG                                     63,242
                                                                  6,812     Synthes, Inc.(b)                                741,917
                                                                                                                    ----------------
                                                                                                                          1,786,841
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -           429     Kuoni Reisen Holding AG                         158,723
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.5%                       44,223     Swiss Re (Registered Shares)                  2,544,584
                                                                 17,449     Zurich Financial Services AG                  2,487,324
                                                                                                                    ----------------
                                                                                                                          5,031,908
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Switzerland               Machinery - 0.0%                          787     Schindler Holding AG                    $       223,741
(concluded)                                                       1,330     Sulzer AG (Registered Shares)                   398,350
                                                                                                                    ----------------
                                                                                                                            622,091
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 2.3%                317,938     Novartis AG (Registered Shares)              14,818,605
                                                                 91,861     Roche Holding AG                              9,489,925
                                                                                                                    ----------------
                                                                                                                         24,308,530
                          ----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor          4,175     Micronas Semiconductor Holding AG(b)            177,204
                          Equipment - 0.1%                       16,739     Unaxis Holding AG 'R'                         1,474,566
                                                                                                                    ----------------
                                                                                                                          1,651,770
                          ----------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.0%                  1,443    Valora Holding AG                               302,768
                          ----------------------------------------------------------------------------------------------------------
                          Textiles, Apparel & Luxury             73,603     Compagnie Financiere Richemont AG 'A'         2,036,505
                          Goods - 0.2%                            1,440     Swatch Group AG 'B'                             194,314
                                                                      1     Swatch Group AG (Registered Shares)                  28
                                                                                                                    ----------------
                                                                                                                          2,230,847
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland           72,221,646
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -          Aerospace & Defense - 0.3%            415,637     BAE Systems PLC                               1,690,379
24.8%                                                                 1     Meggitt PLC                                           4
                                                                205,339     Rolls-Royce Group PLC                           941,003
                                                                                                                    ----------------
                                                                                                                          2,631,386
                          ----------------------------------------------------------------------------------------------------------
                          Air Freight & Logistics - 0.2%        200,403     Ocean Group PLC                               2,480,451
                          ----------------------------------------------------------------------------------------------------------
                          Airlines - 0.1%                       136,497     British Airways PLC(b)                          512,521
                          ----------------------------------------------------------------------------------------------------------
                          Auto Components - 0.1%                103,485     GKN PLC                                         402,143
                          ----------------------------------------------------------------------------------------------------------
                          Beverages - 0.5%                      407,389     Diageo PLC                                    5,086,612
                                                                 95,776     Scottish & Newcastle PLC                        654,250
                                                                                                                    ----------------
                                                                                                                          5,740,862
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom            Building Products - 0.1%               75,760     Caradon PLC                             $       159,026
(continued)                                                     252,171     Pilkington PLC                                  412,966
                                                                                                                    ----------------
                                                                                                                            571,992
                          ----------------------------------------------------------------------------------------------------------
                          Capital Markets - 0.1%                 16,841     3i Group PLC                                    169,286
                                                                 88,615     Amvescap PLC                                    479,055
                                                                 23,774     Close Brothers Group PLC                        297,915
                                                                 72,268     Icap PLC                                        287,699
                                                                 20,974     Schroders PLC                                   235,122
                                                                                                                    ----------------
                                                                                                                          1,469,077
                          ----------------------------------------------------------------------------------------------------------
                          Chemicals - 0.2%                       67,718     BOC Group PLC                                 1,083,245
                                                                132,897     Imperial Chemical Industries PLC                507,420
                                                                 29,856     Johnson Matthey PLC                             515,947
                                                                                                                    ----------------
                                                                                                                          2,106,612
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Banks - 5.3%               878,045     Barclays PLC                                  8,420,985
                                                                532,873     HBOS PLC                                      7,193,377
                                                              1,455,820     HSBC Holdings PLC                            23,103,487
                                                                821,273     Lloyds TSB Group PLC                          6,412,666
                                                                393,690     Royal Bank of Scotland Group PLC             11,369,923
                                                                                                                    ----------------
                                                                                                                         56,500,438
                          ----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies         31,747     Aggreko PLC                                      81,863
                          - 0.4%                                 99,200     Brambles Industries PLC                         460,885
                                                                 33,856     Bunzl PLC                                       255,012
                                                                 28,358     Capita Group PLC                                168,827
                                                                 33,030     De La Rue PLC                                   186,032
                                                                135,654     Group 4 Securicor PLC(b)                        284,748
                                                                236,028     Hays PLC                                        566,981
                                                                      1     Intertek Group PLC                                   11
                                                                879,753     Rentokil Initial PLC                          2,395,894
                                                                                                                    ----------------
                                                                                                                          4,400,253
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom            Communications Equipment - 0.2%       139,886     Marconi Corporation PLC(b)              $     1,470,688
(continued)               ----------------------------------------------------------------------------------------------------------
                          Construction & Engineering -           24,910     BICC PLC                                        125,536
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Construction Materials - 0.1%         100,250     Hanson PLC                                      741,956
                                                                 43,852     RMC Group PLC                                   674,098
                                                                                                                    ----------------
                                                                                                                          1,416,054
                          ----------------------------------------------------------------------------------------------------------
                          Consumer Finance - 0.0%                36,272     Provident Financial PLC                         369,858
                          ----------------------------------------------------------------------------------------------------------
                          Distributors - 0.0%                    33,969     Grafton Group PLC                               315,155
                                                                      1     Inchcape PLC                                         28
                                                                                                                    ----------------
                                                                                                                            315,183
                          ----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication       1,164,904     BT Group PLC                                  3,789,041
                          Services - 0.5%                       929,447     Cable & Wireless PLC                          1,644,037
                                                                                                                    ----------------
                                                                                                                          5,433,078
                          ----------------------------------------------------------------------------------------------------------
                          Electric Utilities - 0.3%             107,006     Scottish and Southern Energy PLC              1,508,398
                                                                210,840     ScottishPower PLC                             1,611,944
                                                                 11,600     ScottishPower PLC (ADR)(a)                      357,744
                                                                                                                    ----------------
                                                                                                                          3,478,086
                          ----------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.1%           146,144     Kidde PLC                                       326,601
                          ----------------------------------------------------------------------------------------------------------
                          Electronic Equipment &                  5,717     Electrocomponents PLC                            32,173
                          Instruments - 0.0%                          1     Premier Farnell PLC                                   3
                                                                                                                    ----------------
                                                                                                                             32,176
                          ----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing - 0.8%        88,087     Boots Group PLC                               1,023,333
                                                                416,600     J Sainsbury PLC                               1,920,453
                                                              1,030,370     Tesco PLC                                     5,318,499
                                                                                                                    ----------------
                                                                                                                          8,262,285
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom            Food Products - 0.4%                  280,757     Cadbury Schweppes PLC                   $     2,159,185
(continued)                                                     311,485     Tate & Lyle PLC                               2,175,678
                                                                                                                    ----------------
                                                                                                                          4,334,863
                          ----------------------------------------------------------------------------------------------------------
                          Gas Utilities - 0.2%                  499,594     Centrica PLC                                  2,269,139
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Equipment &                32,907     Seton Scholl Healthcare Group PLC               164,945
                          Supplies - 0.1%                       107,135     Smith & Nephew PLC                              984,839
                                                                                                                    ----------------
                                                                                                                          1,149,784
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Providers &                34,377     Alliance Unichem PLC                            414,609
                          Services - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -        20,799     Carnival PLC                                  1,022,592
                          0.6%                                  266,399     Compass Group PLC                             1,062,947
                                                                 16,879     Enterprise Inns PLC                             174,097
                                                                216,880     Hilton Group PLC                              1,086,119
                                                                 67,917     InterContinental Hotels Group PLC               772,421
                                                                144,298     Mitchells & Butlers PLC                         710,884
                                                                      1     Punch Taverns PLC                                     9
                                                                 18,619     Rank Group PLC                                   94,169
                                                                 92,008     Whitbread PLC                                 1,371,902
                                                                 58,516     William Hill PLC                                564,910
                                                                                                                    ----------------
                                                                                                                          6,860,050
                          ----------------------------------------------------------------------------------------------------------
                          Household Durables - 0.3%              40,721     Barratt Developments PLC                        417,066
                                                                 15,702     Bellway PLC                                     207,419
                                                                240,941     George Wimpey PLC                             1,752,698
                                                                 43,904     Persimmon PLC                                   525,538
                                                                 85,238     Taylor Woodrow PLC                              406,043
                                                                                                                    ----------------
                                                                                                                          3,308,764
                          ----------------------------------------------------------------------------------------------------------
                          IT Services - 0.0%                     40,824     Logica PLC                                      127,985
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom            Industrial Conglomerates - 0.1%             1     Cookson Group PLC(b)                    $             1
(continued)                                                      69,901     Smiths Group PLC                                938,550
                                                                123,573     Tomkins PLC                                     592,570
                                                                                                                    ----------------
                                                                                                                          1,531,121
                          ----------------------------------------------------------------------------------------------------------
                          Insurance - 0.5%                      279,165     Aviva PLC                                     2,765,765
                                                                233,220     Friends Provident PLC                           587,667
                                                                      1     Legal & General Group PLC                             2
                                                                274,233     Prudential Corporation PLC                    2,235,552
                                                                                                                    ----------------
                                                                                                                          5,588,986
                          ----------------------------------------------------------------------------------------------------------
                          Internet & Catalog Retail -           135,192     The Great Universal Stores PLC                2,201,728
                          0.2%
                          ----------------------------------------------------------------------------------------------------------
                          Internet Software & Services -          1,734     IONA Technologies PLC (ADR)(a)(b)                 7,109
                          0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Machinery - 0.1%                      100,741     FKI PLC                                         218,755
                                                                 61,674     IMI PLC                                         397,303
                                                                                                                    ----------------
                                                                                                                            616,058
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.9%                          160,363     Aegis Group PLC                                 280,754
                                                                 38,902     Daily Mail and General Trust 'A'                505,789
                                                                 24,691     EMAP PLC                                        336,437
                                                                105,866     EMI Group PLC                                   422,890
                                                                578,312     ITV PLC                                       1,127,586
                                                                117,084     Pearson PLC                                   1,252,147
                                                                176,820     Reed Elsevier NV                              1,551,827
                                                                262,023     Reuters Group PLC                             1,476,956
                                                                 19,413     Trinity Mirror PLC                              231,147
                                                                 47,288     United Business Media PLC                       399,398
                                                                144,180     WPP Group PLC                                 1,342,334
                                                                 83,100     Yell Group PLC                                  530,067
                                                                                                                    ----------------
                                                                                                                          9,457,332
                          ----------------------------------------------------------------------------------------------------------
                          Metals & Mining - 1.0%                543,825     Billiton PLC                                  5,722,412

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom            Metals & Mining (concluded)         1,336,500     Corus Group PLC(b)                      $     1,233,415
(continued)                                                     135,973     Rio Tinto PLC (Registered Shares)             3,656,299
                                                                                                                    ----------------
                                                                                                                         10,612,126
                          ----------------------------------------------------------------------------------------------------------
                          Multi-Utilities & Unregulated         241,736     International Power PLC(b)                      633,184
                          Power - 0.5%                          418,785     National Grid Group PLC                       3,533,298
                                                                 55,703     United Utilities PLC                            559,929
                                                                 47,610     United Utilities PLC 'A'                        316,180
                                                                                                                    ----------------
                                                                                                                          5,042,591
                          ----------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.3%               303,094     Marks & Spence Group PLC                      1,881,229
                                                                 32,761     Next PLC                                        968,085
                                                                                                                    ----------------
                                                                                                                          2,849,314
                          ----------------------------------------------------------------------------------------------------------
                          Oil & Gas - 3.9%                      490,926     BG Group PLC                                  3,295,795
                                                              2,758,707     BP Amoco PLC                                 26,332,876
                                                                 35,320     BP Amoco PLC (ADR)(a)                         2,031,960
                                                              1,322,971     Shell Transport & Trading Company PLC         9,707,590
                                                                                                                    ----------------
                                                                                                                         41,368,221
                          ----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 2.7%                225,447     AstraZeneca Group PLC                         9,240,233
                                                                907,961     GlaxoSmithKline PLC                          19,568,125
                                                                                                                    ----------------
                                                                                                                         28,808,358
                          ----------------------------------------------------------------------------------------------------------
                          Real Estate - 0.3%                     78,367     The British Land Company PLC                  1,055,058
                                                                 40,023     Hammerson PLC                                   524,347
                                                                 74,432     Land Securities Group PLC                     1,579,894
                                                                 62,356     Slough Estates PLC                              525,535
                                                                                                                    ----------------
                                                                                                                          3,684,834
                          ----------------------------------------------------------------------------------------------------------
                          Road & Rail - 0.1%                     29,150     Arriva PLC                                      234,730
                                                                      1     National Express Group PLC                           12
                                                                253,962     Stagecoach Group PLC                            419,345
                                                                                                                    ----------------
                                                                                                                            654,087
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom            Semiconductors & Semiconductor        139,157     ARM Holdings PLC                        $       210,262
(concluded)               Equipment - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Software - 0.0%                        12,875     Misys PLC                                        45,664
                                                                      1     The Sage Group PLC                                    3
                                                                                                                    ----------------
                                                                                                                             45,667
                          ----------------------------------------------------------------------------------------------------------
                          Specialty Retail - 0.2%               270,975     Dixons Group PLC                                837,260
                                                                 54,153     HMV Group PLC                                   223,668
                                                                 10,896     Kesa Electricals PLC                             55,799
                                                                261,101     MFI Furniture Group PLC                         498,461
                                                                234,829     Signet Group PLC                                486,550
                                                                                                                    ----------------
                                                                                                                          2,101,738
                          ----------------------------------------------------------------------------------------------------------
                          Tobacco - 0.4%                        211,225     British American Tobacco PLC                  3,061,597
                                                                 71,741     Imperial Tobacco Group PLC                    1,563,019
                                                                                                                    ----------------
                                                                                                                          4,624,616
                          ----------------------------------------------------------------------------------------------------------
                          Trading Companies &                    79,273     Wolseley PLC                                  1,353,435
                          Distributors - 0.1%
                          ----------------------------------------------------------------------------------------------------------
                          Transportation Infrastructure -        46,421     Associated British Ports Holdings PLC           370,445
                          0.4%                                  294,850     BAA PLC                                       2,953,174
                                                                 77,472     BBA Group PLC                                   375,006
                                                                105,251     The Peninsular and Oriental Steam               500,901
                                                                            Navigation Company                      ----------------
                                                                                                                          4,199,526
                          ----------------------------------------------------------------------------------------------------------
                          Water Utilities - 0.1%                 55,690     Kelda Group PLC                                 539,644
                                                                 42,677     Severn Trent PLC                                678,045
                                                                                                                    ----------------
                                                                                                                          1,217,689
                          ----------------------------------------------------------------------------------------------------------
                          Wireless Telecommunication          9,042,370     Vodafone Group PLC                           21,639,549
                          Services - 2.1%                        12,315     Vodafone Group PLC (ADR)(a)                     296,915
                                                                                                                    ----------------
                                                                                                                         21,936,464
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

                                                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United       $   264,621,736
                                                                            Kingdom
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Western Europe       726,283,588
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Common Stocks        1,040,692,603
                                                                            (Cost - $865,023,116) - 97.5%
------------------------------------------------------------------------------------------------------------------------------------

Country                  Industry#                          Shares Held     Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.6%          Commercial Banks - 0.2%                50,000     National Australia Bank Limited               1,696,000
                                                                            (Convertible)
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.4%                          485,971     The News Corporation Limited                  3,829,898
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Australia           5,525,898
------------------------------------------------------------------------------------------------------------------------------------
New Zealand -             Paper & Forest Products - 0.0%          4,785     Fletcher Challenge Forests Ltd.                   6,662
0.0%                                                                        (Convertible) (b)
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in New Zealand             6,662
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in the Pacific         5,532,560
                                                                            Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%            Automobiles - 0.1%                        453     Porsche AG                                      294,349
                                                                 25,512     Volkswagen AG                                   694,238
                                                                                                                    ----------------
                                                                                                                            988,587
                          ----------------------------------------------------------------------------------------------------------
                          Health Care Providers &                 4,458     Fresenius Medical Care AG                       242,790
                          Services - 0.0%
                          ----------------------------------------------------------------------------------------------------------
                          Household Products - 0.0%               4,440     Henkel KGaA                                     326,292
                          ----------------------------------------------------------------------------------------------------------
                          Media - 0.0%                           14,013     ProSieben Sat.1 Media AG                        258,278
                          ----------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Preferred Stocks                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Germany                   Multi-Utilities & Unregulated          11,773     RWE AG                                  $       476,241
(concluded)               Power - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Germany             2,292,188
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks in Western             2,292,188
                                                                            Europe
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Preferred Stocks         7,824,748
                                                                            (Cost - $6,667,117) -- 0.8%
------------------------------------------------------------------------------------------------------------------------------------

                                                                            Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Singapore -               Real Estate - 0.0%                      7,100     City Developments Limited                        17,375
0.0%                      ----------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in the Pacific                    17,375
                                                                            Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%             Food & Staples Retailing - 0.0%           383     Casino Guichard-Perrach SA                            5
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Warrants in Western Europe                      5
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Warrants                    17,380
                                                                            (Cost - $15,571) - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%                                                   Rights
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -               Industrial Conglomerates - 0.0%         7,195     Hutchison Whampoa Limited (d)                         0
0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Rights in the Pacific                           0
                                                                            Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

Country                   Industry#                         Shares Held     Rights                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.0%            Food & Staples Retailing - 0.0%         2,938     Colruyt SA (e)                          $         3,904
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Rights in Western Europe                    3,904
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Rights                       3,904
                                                                            (Cost - $1,162) - 0.0%
------------------------------------------------------------------------------------------------------------------------------------

                                                Currency       Face
                                              Denomination    Amount        Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.1%              Chemicals - 0.1%        JPY       34,000,000      Shin-Etsu Chemical Co., Ltd., #6,               631,695
                                                                            0.40% due 9/30/2005 (Convertible)
                          ----------------------------------------------------------------------------------------------------------
                          Office                             5,000,000      Canon, Inc., 1.30% due 12/19/2008               156,581
                          Electronics - 0.0%                                (Convertible)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in the            788,276
                                                                            Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Western Europe -0.2%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.2%             Communications          EUR        1,310,580      Alcatel, 4.75% due 1/01/2011                  1,831,963
                          Equipment - 0.2%                                  (Convertible)
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in              1,831,963
                                                                            France
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

                                                 Currency       Face
Country                   Industry#            Denomination    Amount        Fixed Income Securities                          Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands-              Semiconductors &        EUR          250,000      Infineon Technologies Holding BV, 5%    $       354,388
0.0%                      Semiconductor                                     due 6/05/2010(Convertible)
                          Equipment -0.0%
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in the            354,388
                                                                            Netherlands
------------------------------------------------------------------------------------------------------------------------------------
Switzerland-              Machinery - 0.0%        CHF            7,500      Georg Fischer AG, 1.50% due 1/31/2005             5,970
0.0%                                                                        (Convertible)
                          ----------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in                  5,970
                                                                            Switzerland
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Fixed Income Securities in              2,192,321
                                                                            Western Europe
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Fixed Income             2,980,597
                                                                            Securities (Cost - $2,768,515) - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

                                                     Beneficial Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                  US$        4,946,326      Merrill Lynch Liquidity Series, LLC           4,946,326
                                                                            Cash Sweep Series I*
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments in Short-Term               4,946,326
                                                                            Securities (Cost - $4,946,326) - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments                         1,056,465,558
                                                                            (Cost - $879,421,807**) - 99.0%

                                                                            Other Assets Less Liabilities - 1.0%         10,560,324
                                                                                                                    ----------------
                                                                            Net Assets - 100.0%                     $ 1,067,025,882
                                                                                                                    ================

Master Enhanced International Series

(a)   American Depositary Receipts (ADR).
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 3/31/05.
(e)   The rights may be exercised until 10/06/04.
# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                     Net           Interest
      Affiliate                                                    Activity         Income
      --------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $(3,630,807)    $    67,733
      --------------------------------------------------------------------------------------

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate Cost                                              $ 910,894,045
                                                                  =============
      Gross unrealized appreciation                               $ 166,433,163
      Gross unrealized depreciation                                 (20,861,650)
                                                                  -------------
      Net unrealized appreciation                                 $ 145,571,513
                                                                  =============

Forward foreign exchange contracts as of September 30, 2004 were as follows:

Foreign                                                              Unrealized
Currency                                                           Appreciation/
Purchased                         Settlement Date                   Depreciation
--------------------------------------------------------------------------------
CHF                915,000          October 2004                       $  6,485
EUR              2,195,000          October 2004                         22,333
GBP                920,000          October 2004                         (3,007)
JPY            233,000,000          October 2004                         21,820
SEK              1,230,000          October 2004                          1,944
--------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward                               $ 49,576
Foreign Exchange Contracts - Net (US$                                  ========
Commitment - $7,356,494)

Master Enhanced International Series

Schedule of Investments as of September 30, 2004 (concluded)   (in U.S. dollars)

Financial futures contracts purchased as of September 30, 2004 were as follows:

Number of                                               Expiration                        Unrealized Appreciation/
Contracts           Issue              Exchange            Date              Face Value         Depreciation
------------------------------------------------------------------------------------------------------------------
    7           CAC 40 10 EURO           EURO           October 2004         $   318,138         $ (1,241)
    9             HANG SENG               HDK           October 2004             747,772            9,513
    7            IBEX 35 PLUS             EUR           October 2004             704,086           (5,436)
   21          OMX Stock Index            SEK           October 2004             201,397            3,153
   17           DAX INDEX FUT             EUR           December 2004          2,092,747          (28,854)
   51           DJ EURO STOXX             EUR           December 2004          1,749,964          (18,827)
   48           FTSE 100 Index            GBP           December 2004          3,982,608           16,350
   96           OSA NIKKEI 225            JPY           December 2004          9,459,329           26,131
    7              S&P/MIB                EUR           December 2004          1,210,883            2,582
    9              SPI 200                AUD           December 2004            587,799           11,800
    5               TOPIX                 JPY           December 2004            497,641            2,518
------------------------------------------------------------------------------------------------------------------
Total Unrealized Appreciation - Net                                                              $ 17,689
                                                                                                 ========

Financial futures contracts sold as of September 30, 2004 were as follows:

Number of                                Expiration                  Unrealized
Contracts      Issue         Exchange       Date       Face Value   Depreciation
--------------------------------------------------------------------------------
   12      OMX Stock Index     SEK      October 2004    $ 318,138    $  (3,536)
--------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn
    President
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 19, 2004